Convertible bonds (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
		Mar. 18, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Convertible bonds [Line Items]
Convertible bonds	[1]		¥ 0		¥ 2,572,119		$ 0
Net proceeds						¥ 2,402,549
Interest expense			81,085	11,679	97,125	¥ 56,607
Convertible Bond, non-current
Debt Conversion, Original Debt, Amount				$ 1,000
Class A common shares [Member]
Convertible bonds [Line Items]
Common shares, par value (in dollars per share) | $ / shares							$ 0.00001	$ 0.00001
2.25% Convertible Senior Notes due 2019 [Member]
Convertible bonds [Line Items]
Convertible bonds			¥ 2,800,000		2,600,000		$ 399,000	$ 397,000
Aggregate principle amount		$ 400,000
Interest rate (as a percent)			2.25%				2.25%
Net proceeds		$ 390,800
Issuance date		Mar. 18, 2014
Interest expense | ¥			¥ 81,085		¥ 74,786
Maturity date			Apr. 01, 2019	Apr. 01, 2019
Debt Issuance Costs, Net		$ 9,200
2.25% Convertible Senior Notes due 2019 [Member] | Contingent redemption option [Member]
Convertible bonds [Line Items]
Redemption period, start date			Apr. 01, 2019	Apr. 01, 2019
Redemption percentage			100.00%	100.00%
2.25% Convertible Senior Notes due 2019 [Member] | Non-contingent redemption option [Member]
Convertible bonds [Line Items]
Redemption period, start date			Apr. 01, 2017	Apr. 01, 2017
Redemption percentage			100.00%	100.00%
2.25% Convertible Senior Notes due 2019 [Member] | ADS [Member]
Convertible bonds [Line Items]
Initial conversion rate			9.0334	9.0334
Initial conversion price | $ / shares							$ 110.70

[1]	Effectively January 2016, ASU 2015-3 issued by FASB requires entities to present the issuance costs of bonds in the balance sheet as a direct deduction from the related bonds rather than assets. Accordingly, the Company retrospectively reclassified RMB25.3 million of issuance cost of bonds from other non-current assets into convertible bonds as of December 31, 2015.